Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Occupancy and equipment	$ 692,000	$ 601,000
Interest on subordinated debt	519,000	7,000
Other	841,000	716,000
Total Expenses	9,908,000	9,166,000
Net (Loss) Income Before Income Taxes	3,427,000	2,671,000
Income taxes	(950,000)	(667,000)
Net Income	2,477,000	2,004,000
Comprehensive Income	2,499,000	2,017,000
Parent Company [Member]
Dividends from subsidiary		750,000
Interest income	20,000
Rental income	199,000	151,000
Total Income	219,000	901,000
Occupancy and equipment	120,000	116,000
Interest on subordinated debt	519,000	7,000
Other	161,000	116,000
Total Expenses	800,000	239,000
Net (Loss) Income Before Income Taxes	(581,000)	662,000
Equity in Undistributed Net Income of Subsidiary	2,936,000	1,324,000
Income taxes	122,000	18,000
Net Income	2,477,000	2,004,000
Comprehensive Income	$ 2,499,000	$ 2,017,000